Financing Receivables and Allowance for Losses on Financing Receivables (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net		$ 11,903	$ 12,052
Assets	[1]	462,193	493,072
GE Capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net of deferred income		23,794	25,084
Allowance for losses		(79)	(81)	$ (94)	$ (93)
Financing receivables, net		23,715	25,003
Assets		281,172	311,508
GE Capital | Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net of deferred income		18,757	20,115
GE Capital | Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net of deferred income		$ 5,037	$ 4,969

[1]	(a) Our consolidated assets at March 31, 2016 included total assets of $ 7,295 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $ 4,590 million and investment securities of $ 1,493 million w ithin continuing operations and assets of discontinued operations of $ 468 million. Our consolidated liabilities at March 31, 2016 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $ 2,780 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $ 41 million. See Note 16.